Long-Term Deposits, Equipment Prepayments and Other (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 12, 2024 USD ($) shares	Dec. 31, 2022 USD ($) Miners	Mar. 31, 2024 USD ($) Miners	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) Miners	Dec. 31, 2023 USD ($) Miners	Jun. 30, 2022 Miners
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Purchase agreements for number of miners (in Miners) | Miners		48,000
Outstanding commitments without penalty		$ 45,350
Credit for deposits		22,376
Outstanding credit balance		19,097
Long-term deposit		$ 47,147			$ 1,576	$ 4,022
Number of miners (in Miners)		3,784			32,923	1,031	10,395
Additional bitmain T21 miners					28,000
Recognized at a fair value					$ 1,349
Purchase deposit					34,791
Deposits for BVVE and electrical amount					$ 3,499
Deposits construction amount						$ 13,564
Importation duty					25.00%
Custom duties				$ 9,424
Miner Credits [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Cash received		$ 3,279
Long-term deposit
Remaining payment obligation					$ 33,200
Bitmain T21 Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					58,123
Miners total cost					$ 153,987
Bitmain S21 Pro Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					3,604
Miners total cost					$ 15,955
Bitmain T21 and S21 Pro Miners Purchase Order and Purchase Option [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners						35,888
Miners total cost	$ 10,576					$ 95,462
Non refundable deposit					$ 9,464
Additional bitmain T21 miners | Miners					28,000
Bitmain T21 miners totaling					$ 74,480
Non refundable deposit					7,448
Additional deposits					$ 153,030
Bitmain T21 and S21 Pro Miners Purchase Order and Purchase Option [Member] | Bitmain T21 Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Purchase option and upgraded (in Shares) | shares	6,000
Bitmain T21 and S21 Pro Miners Purchase Order and Purchase Option [Member] | Bitmain S21 Pro Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Purchase option and upgraded (in Shares) | shares	6,000
March 2024 Purchase Order [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					762
Miners total cost	$ 22,654
Additional deposits					$ 91,886
Purchase cost					$ 4,338
March 2024 Purchase Order [Member] | Bitmain T21 Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners			19,280
Miners total cost			$ 51,285
Purchase option and upgraded (in Shares) | shares	12,853
March 2024 Purchase Order [Member] | Bitmain S21 Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners			3,888
Miners total cost			$ 13,608
Purchase option and upgraded (in Shares) | shares	12,853
March 2024 Purchase Order [Member] | Bitmain S21 Hydro Miners [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners			740
Miners total cost			$ 4,338
March 2024 Purchase Order [Member] | Bitmain T21 Miners One [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					4,317
Purchase cost					$ 11,072
March 2024 Purchase Order [Member] | Bitmain S21 Miners One [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					3,975
Purchase cost					$ 13,608
March 2024 Purchase Order [Member] | Bitmain S21 Pro Miners One [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Number of miners (in Miners) | Miners					919
Purchase cost					$ 4,068